SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS REFLECTED THE ACTIVITIES (Details)	12 Months Ended
Feb. 28, 2026
Tcx Holdings Limited [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Place of Incorporation	A British Virgin Islands company
Date of incorporation	May 31, 2024
Percentage of direct or indirect interests	100.00%
Principal activity	Investment holding
Fast Track Events Pte. Ltd. [Member]
OrganizationConsolidationAndPresentationOfFinancialStatementsLineItem [Line Items]
Place of Incorporation	A Singapore company
Date of incorporation	Mar. 08, 2012
Percentage of direct or indirect interests	100.00%
Principal activity	Regional entertainment-focused event management and marketing company